Inventories	12 Months Ended
Dec. 31, 2021
Inventories [abstract]
Disclosure of inventories [text block]
15 Inventories
At 31 December
(in USD million) 2021 2020
Crude oil 2,014 2,022
Petroleum products 315 443
Natural gas 642 229
Other 424 390
Inventories 3,395 3,084
Other inventory consists mainly of drilling and well equipment.
The write-down of inventories from cost to net realisable value amounted to an expense of USD 77 million and USD
58

million in 2021
and 2020, respectively.